Condensed Consolidated Statements of Changes in Partners' Capital (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($) shares
Common Units [Member]
Common units issued | shares	5,000,000
Underwriting discount | $	$ 4,300